UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002

Name:   John Khoury
Title:  Managing Member
Phone:  (212) 421-7002

Signature, Place and Date of Signing:

/s/ Arthur Wrubel              New York, New York            February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]


/s/ John Khoury               New York, New York             February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None



                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:            21

Form 13F Information Table Value Total: $   251,265
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number            Name

1.      028-13112                     Wesley Capital Master Fund, Ltd.
2.      028-13111                     Wesley Capital QP, LP
3.      028-13110                     Wesley Capital, LP



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


                                                 FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6       COLUMN 7       COLUMN 8

                              TITLE                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS    SOLE   SHARED NONE
--------------                --------          -----       --------  -------   --- ----  ----------      ----    ----   ------ ----
ANNALY CAP MGMT INC           COM               035710409    3,470      200,000 SH        Shared-Defined  1,2,3     200,000
APOLLO COML REAL EST FIN INC  COM               03762U105      450       25,000 SH        Shared-Defined  1,2,3      25,000
CALUMET SPECIALTY PRODS PTNR  UT LTD PARTNER    131476103    1,833      100,000 SH        Shared-Defined  1,2,3     100,000
CB RICHARD ELLIS GROUP INC    CL A              12497T101    2,036      150,000 SH        Shared-Defined  1,2,3     150,000
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407   17,185      700,000 SH        Shared-Defined  1,2,3     700,000
COUSINS PPTYS INC             COM               222795106    1,526      200,000 SH        Shared-Defined  1,2,3     200,000
EQUITY LIFESTYLE PPTYS INC    COM               29472R108   12,592      249,500 SH        Shared-Defined  1,2,3     249,500
HILLTOP HOLDINGS INC          COM               432748101   11,640    1,000,000 SH        Shared-Defined  1,2,3   1,000,000
HOSPITALITY PPTYS TR          COM SH BEN INT    44106M102    4,742      200,000 SH        Shared-Defined  1,2,3     200,000
KKR FINANCIAL HLDGS LLC       COM               48248A306    5,912    1,019,379 SH        Shared-Defined  1,2,3   1,019,379
MFA FINANCIAL INC             COM               55272X102   48,403    6,585,400 SH        Shared-Defined  1,2,3   6,585,400
POST PPTYS INC                COM               737464107    1,470       75,000 SH        Shared-Defined  1,2,3      75,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    4,988      100,000 SH        Shared-Defined  1,2,3     100,000
REDWOOD TR INC                COM               758075402    4,193      290,000 SH        Shared-Defined  1,2,3     290,000
REGENCY CTRS CORP             COM               758849103    1,402       40,000 SH        Shared-Defined  1,2,3      40,000
RETAIL OPPORTUNITY INVTS COR  COM               76131N101   38,858    3,851,131 SH        Shared-Defined  1,2,3   3,851,131
SIMON PPTY GROUP INC NEW      COM               828806109   29,404      368,475 SH        Shared-Defined  1,2,3     368,475
SPDR GOLD TRUST               GOLD SHS          78463V107   12,072      112,500 SH        Shared-Defined  1,2,3     112,500
STANDARD PAC CORP NEW         COM               85375C101    2,229      596,100 SH        Shared-Defined  1,2,3     596,100
TEJON RANCH CO DEL            COM               879080109   27,533      942,276 SH        Shared-Defined  1,2,3     942,276
WEYERHAEUSER CO               COM               962166104   19,327      448,000 SH        Shared-Defined  1,2,3     448,000




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